Capital Requirements (Details 2) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Jan. 01, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)		4.00%
Forecast
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	$ 500,000
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	4.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	2.50%
Term of mandatory compliance	4 years
Parent Company
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount		1,524,998	1,442,837
Tier 1 Capital (to Risk Weighted Assets), Actual Amount		1,457,068	1,369,657
Tier 1 Capital (to Average Assets), Actual Amount		1,457,068	1,369,657
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)		20.24%	20.36%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)		19.34%	19.33%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)		12.33%	11.61%
Parent Company | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount		602,847	566,870
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount		301,424	283,435
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount		472,864	472,044
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)		8.00%	8.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)		4.00%	4.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)		4.00%	4.00%
International Bank of Commerce, Laredo
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount		1,131,528	1,035,189
Tier 1 Capital (to Risk Weighted Assets), Actual Amount		1,071,360	969,731
Tier 1 Capital (to Average Assets), Actual Amount		1,071,360	969,731
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)		17.31%	16.96%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)		16.39%	15.89%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)		11.22%	10.09%
International Bank of Commerce, Laredo | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount		523,006	488,303
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount		653,757	610,378
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount		261,503	244,151
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount		392,254	366,227
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount		381,804	384,497
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount		477,255	480,622
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)		8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)		10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)		4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)		6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)		4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)		5.00%	5.00%
International Bank of Commerce, Brownsville
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount		151,489	143,879
Tier 1 Capital (to Risk Weighted Assets), Actual Amount		145,584	138,467
Tier 1 Capital (to Average Assets), Actual Amount		145,584	138,467
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)		28.60%	27.63%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)		27.48%	26.60%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)		13.96%	13.33%
International Bank of Commerce, Brownsville | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount		42,381	41,652
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount		52,976	52,065
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount		21,190	20,826
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount		31,785	31,239
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount		41,717	41,553
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount		52,146	51,942
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)		8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)		10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)		4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)		6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)		4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)		5.00%	5.00%
International Bank of Commerce, Zapata
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount		60,946	57,675
Tier 1 Capital (to Risk Weighted Assets), Actual Amount		60,035	56,459
Tier 1 Capital (to Average Assets), Actual Amount		60,035	56,459
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)		33.83%	32.65%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)		33.33%	31.96%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)		10.88%	10.64%
International Bank of Commerce, Zapata | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount		14,412	14,130
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount		18,041	17,663
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount		7,206	7,065
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount		10,809	10,598
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount		22,081	21,219
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount		27,602	26,523
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)		8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)		10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)		4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)		6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)		4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)		5.00%	5.00%
Commerce Bank
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount		68,291	64,585
Tier 1 Capital (to Risk Weighted Assets), Actual Amount		67,347	63,491
Tier 1 Capital (to Average Assets), Actual Amount		67,347	63,491
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)		37.42%	36.45%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)		36.90%	35.83%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)		12.04%	11.88%
Commerce Bank | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount		14,600	14,175
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount		18,251	17,719
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount		7,300	7,087
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount		10,950	10,631
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount		22,373	21,372
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount		27,966	$ 26,715
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)		8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)		10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)		4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)		6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)		4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)		5.00%	5.00%